Related party balances and transactions - Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party balances and transactions
Aeronautical/Commercial revenue	$ 9,957	$ 6,263	$ 4,072
Fees	(7,266)	(6,795)	(6,791)
Interest accruals	1,240	695	712
Acquisition of goods and services	(22,278)	(10,743)	(11,516)
Others	$ (4,367)	$ (4,201)	$ (4,262)